Commitments (Details) - Schedule of Sales Agreements for Future Delivery	12 Months Ended
Jun. 30, 2024 Unit Quantity
Soybean [Member]
Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date	Apr24-Oct24
Quantity	297,668
Agreements	6
Unit	bags
Currency	R$
Price/pernut | Unit	126.09
Soybean [Member]
Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date	Apr24-Oct24
Quantity	416,667
Agreements	6
Unit	bags
Currency	US$
Price/pernut | Unit	22.32
Soybean [Member]
Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date	Apr24-Oct24
Quantity	83,333
Agreements	3
Unit	Bags
Cotton lint [Member]
Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date	Jul24-Dec24
Quantity	3,871
Agreements	5
Unit	ton
Currency	US$
Price/pernut | Unit	1,915.05
Cotton lint [Member]
Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date	Jul24-Dec24
Quantity	2,000
Agreements	4
Unit	Ton
Corn [Member]
Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date	May24-Dec24
Quantity	7,215,000
Agreements	4
Unit	Bags
Currency	R$
Price/pernut | Unit	51.54
Corn [Member]
Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date	May24-Dec24
Quantity	1,233,333
Agreements	1
Unit	Bags
Currency	US$
Price/pernut | Unit	7.4
Sugarcane [Member]
Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date	Apr24-Dec24
Quantity	1,031,461
Agreements	1
Unit	Ton
Price/pernut | Unit
Soybean [Member]
Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date	Jan25-Feb25
Quantity	166,667
Agreements	2
Unit	Bags
Price/pernut | Unit	11
Cotton lint [Member]
Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date	Aug25-Oct25
Quantity	3,703
Agreements	2
Unit	Ton